JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.3%
Aerospace & Defense — 0.4%
AAR Corp. *	39	1,249
Astronics Corp. *	191	2,681
Moog, Inc., Class A	30	2,279

		6,209

Air Freight & Logistics — 0.9%
Echo Global Logistics, Inc. *	70	3,325
Hub Group, Inc., Class A *	149	10,216

		13,541

Airlines — 0.8%
Hawaiian Holdings, Inc. *	45	983
SkyWest, Inc. *	214	10,559

		11,542

Auto Components — 0.7%
Adient plc * (a)	112	4,634
American Axle & Manufacturing Holdings, Inc. *	44	384
Dana, Inc.	112	2,493
Goodyear Tire & Rubber Co. (The) *	178	3,145

		10,656

Banks — 15.2%
1st Source Corp.	54	2,532
American National Bankshares, Inc.	12	390
Associated Banc-Corp.	350	7,499
Atlantic Capital Bancshares, Inc. *	38	1,007
Atlantic Union Bankshares Corp.	4	158
BancorpSouth Bank	39	1,152
Banner Corp.	21	1,148
Brookline Bancorp, Inc.	157	2,391
Bryn Mawr Bank Corp.	15	703
Business First Bancshares, Inc.	3	75
Byline Bancorp, Inc. (a)	97	2,392
Cadence BanCorp	181	3,966
Cathay General Bancorp	289	11,970
Central Pacific Financial Corp.	222	5,711
CIT Group, Inc.	295	15,304
City Holding Co.	32	2,493
Columbia Banking System, Inc.	112	4,255
Community Bank System, Inc. (a)	63	4,290
Community Trust Bancorp, Inc.	88	3,720
ConnectOne Bancorp, Inc.	35	1,041
Customers Bancorp, Inc. *	56	2,401
CVB Financial Corp.	50	1,025
Eastern Bankshares, Inc.	254	5,158
Enterprise Financial Services Corp.	105	4,759
Equity Bancshares, Inc., Class A	48	1,616
Farmers National Banc Corp.	55	859
Financial Institutions, Inc.	35	1,057
First Bancorp	15	649
First Bancshares, Inc. (The)	21	830
First Commonwealth Financial Corp.	478	6,519
First Community Bankshares, Inc.	30	948
First Financial Corp.	10	433
First Hawaiian, Inc.	47	1,382
First Interstate BancSystem, Inc., Class A	33	1,343
First Merchants Corp.	96	3,996
First Midwest Bancorp, Inc.	283	5,382
Flushing Financial Corp.	73	1,643
Fulton Financial Corp.	186	2,842
Glacier Bancorp, Inc. (a)	54	2,982
Great Southern Bancorp, Inc.	18	992
Great Western Bancorp, Inc.	227	7,432
Hancock Whitney Corp.	34	1,617
Hilltop Holdings, Inc.	234	7,658
Home BancShares, Inc.	263	6,191
HomeTrust Bancshares, Inc.	79	2,213
Hope Bancorp, Inc.	771	11,139
Independent Bank Corp.	27	586
Independent Bank Group, Inc.	38	2,678
Investors Bancorp, Inc.	483	7,297
Mercantile Bank Corp.	9	301
Nicolet Bankshares, Inc. *	9	690
OFG Bancorp (Puerto Rico)	52	1,301
Old National Bancorp	243	4,114
Pacific Premier Bancorp, Inc.	50	2,080
Pinnacle Financial Partners, Inc.	25	2,305
Preferred Bank (a)	9	580
QCR Holdings, Inc.	17	854
RBB Bancorp	19	482
Renasant Corp. (a)	7	260
S&T Bancorp, Inc.	11	333
Sandy Spring Bancorp, Inc.	78	3,565
Simmons First National Corp., Class A	187	5,516
Tompkins Financial Corp. (a)	11	898
TriState Capital Holdings, Inc. *	13	269
Trustmark Corp.	257	8,268
UMB Financial Corp.	111	10,696
Valley National Bancorp	23	305
Washington Trust Bancorp, Inc.	19	996
Webster Financial Corp.	55	3,012
West BanCorp, Inc. (a)	6	194
Westamerica BanCorp	82	4,596

		217,439

Biotechnology — 5.6%
89bio, Inc. * (a)	67	1,307
Akebia Therapeutics, Inc. *	1,223	3,521
Allovir, Inc. * (a)	148	3,709
Arcus Biosciences, Inc. * (a)	135	4,695
Arena Pharmaceuticals, Inc. *	235	13,981
Bluebird Bio, Inc. *	200	3,826
Eagle Pharmaceuticals, Inc. * (a)	85	4,736
Enanta Pharmaceuticals, Inc. *	14	807
Epizyme, Inc. * (a)	96	490
Fate Therapeutics, Inc. *	71	4,179
Frequency Therapeutics, Inc. *	320	2,260
Iovance Biotherapeutics, Inc. *	97	2,394
Lexicon Pharmaceuticals, Inc. *	638	3,067
Lyell Immunopharma, Inc. * (a)	188	2,779
Myriad Genetics, Inc. *	184	5,935
NexImmune, Inc. * (a)	147	2,232
Protagonist Therapeutics, Inc. *	232	4,107
Rallybio Corp. *	29	508
REGENXBIO, Inc. *	85	3,559
Travere Therapeutics, Inc. * (a)	282	6,846
Turning Point Therapeutics, Inc. *	75	5,002

		79,940

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Building Products — 0.4%
Cornerstone Building Brands, Inc. *	69	1,012
Gibraltar Industries, Inc. *	16	1,100
Quanex Building Products Corp. (a)	67	1,437
UFP Industries, Inc.	26	1,741

		5,290

Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A (a)	16	758
AssetMark Financial Holdings, Inc. *	43	1,057
Blucora, Inc. *	67	1,043
Cowen, Inc., Class A (a)	83	2,831
Donnelley Financial Solutions, Inc. *	48	1,665
Federated Hermes, Inc.	78	2,519
Piper Sandler Cos.	19	2,603
Stifel Financial Corp. (a)	62	4,200
Virtus Investment Partners, Inc.	12	3,848

		20,524

Chemicals — 1.8%
AdvanSix, Inc. *	15	580
Avient Corp. (a)	99	4,580
Ecovyst, Inc.	58	670
FutureFuel Corp.	110	783
HB Fuller Co.	28	1,814
Koppers Holdings, Inc. *	61	1,897
Minerals Technologies, Inc.	51	3,527
Orion Engineered Carbons SA (Germany) *	61	1,107
Stepan Co.	19	2,112
Trinseo SA	52	2,780
Tronox Holdings plc, Class A	252	6,205

		26,055

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	163	7,337
ACCO Brands Corp.	559	4,802
Cimpress plc (Ireland) *	5	452
Deluxe Corp.	42	1,489
Ennis, Inc. (a)	35	658
Healthcare Services Group, Inc. (a)	82	2,047
Heritage-Crystal Clean, Inc. *	37	1,078
Herman Miller, Inc.	145	5,457
HNI Corp.	33	1,193
SP Plus Corp. *	21	633
Steelcase, Inc., Class A (a)	287	3,640
Team, Inc. *	74	222

		29,008

Communications Equipment — 1.1%
ADTRAN, Inc.	47	874
Comtech Telecommunications Corp. (a)	18	448
EchoStar Corp., Class A *	168	4,275
Harmonic, Inc. * (a)	412	3,603
NetScout Systems, Inc. *	237	6,394

		15,594

Construction & Engineering — 3.2%
Arcosa, Inc.	139	6,984
Argan, Inc. (a)	105	4,577
Comfort Systems USA, Inc.	43	3,088
EMCOR Group, Inc.	123	14,214
MasTec, Inc. *	76	6,566
Matrix Service Co. * (a)	350	3,656
MYR Group, Inc. *	24	2,338
Primoris Services Corp.	87	2,131
Tutor Perini Corp. *	158	2,047

		45,601

Construction Materials — 0.0% (b)
Summit Materials, Inc., Class A *	12	380

Consumer Finance — 1.5%
EZCORP, Inc., Class A * (a)	132	997
FirstCash, Inc.	27	2,389
Navient Corp. (a)	302	5,951
Nelnet, Inc., Class A	45	3,566
PROG Holdings, Inc. (a)	177	7,448
Regional Management Corp. (a)	16	954

		21,305

Containers & Packaging — 0.2%
Greif, Inc., Class A	46	2,965
Myers Industries, Inc.	18	350

		3,315

Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co. *	151	2,033

Diversified Telecommunication Services — 0.3%
Consolidated Communications Holdings, Inc. *	127	1,169
Liberty Latin America Ltd., Class A (Chile) *	96	1,253
Liberty Latin America Ltd., Class C (Chile) *	185	2,432

		4,854

Electric Utilities — 0.6%
ALLETE, Inc. (a)	16	923
IDACORP, Inc.	8	796
Otter Tail Corp.	18	1,030
Portland General Electric Co.	128	6,028
Via Renewables, Inc. (a)	47	475

		9,252

Electrical Equipment — 0.3%
AZZ, Inc.	33	1,756
Bloom Energy Corp., Class A * (a)	18	331
Powell Industries, Inc. (a)	98	2,408
Thermon Group Holdings, Inc. *	26	455

		4,950

Electronic Equipment, Instruments & Components — 2.6%
Belden, Inc.	17	996
Benchmark Electronics, Inc. (a)	220	5,866
Knowles Corp. * (a)	368	6,891
OSI Systems, Inc. *	71	6,692
Sanmina Corp. * (a)	107	4,128
ScanSource, Inc. *	164	5,688
TTM Technologies, Inc. *	179	2,250
Vishay Intertechnology, Inc.	225	4,514

		37,025

Energy Equipment & Services — 1.2%
Bristow Group, Inc. *	14	441
ChampionX Corp. *	102	2,281
Helmerich & Payne, Inc.	79	2,152
NexTier Oilfield Solutions, Inc. * (a)	443	2,040
Oceaneering International, Inc. *	171	2,283
Oil States International, Inc. * (a)	159	1,014

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Patterson-UTI Energy, Inc.	320	2,881
ProPetro Holding Corp. *	246	2,124
Select Energy Services, Inc., Class A *	195	1,013
Solaris Oilfield Infrastructure, Inc., Class A	75	622

		16,851

Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A * (a)	228	8,670
Lions Gate Entertainment Corp., Class A *	114	1,612

		10,282

Equity Real Estate Investment Trusts (REITs) — 10.1%
Acadia Realty Trust	18	374
Agree Realty Corp.	114	7,537
Alexander & Baldwin, Inc.	163	3,832
American Assets Trust, Inc.	63	2,372
American Finance Trust, Inc.	89	717
Apple Hospitality REIT, Inc.	348	5,476
Broadstone Net Lease, Inc.	123	3,039
CareTrust REIT, Inc.	108	2,193
CatchMark Timber Trust, Inc., Class A	37	442
Centerspace	22	2,098
Chatham Lodging Trust *	42	510
City Office REIT, Inc.	157	2,800
Columbia Property Trust, Inc.	27	517
CorePoint Lodging, Inc. *	28	429
Corporate Office Properties Trust	215	5,787
DiamondRock Hospitality Co. *	439	4,149
DigitalBridge Group, Inc. * (a)	319	1,924
Easterly Government Properties, Inc.	82	1,696
Essential Properties Realty Trust, Inc.	63	1,748
First Industrial Realty Trust, Inc.	43	2,260
Four Corners Property Trust, Inc.	100	2,675
Getty Realty Corp.	146	4,277
Gladstone Commercial Corp.	155	3,262
Global Medical REIT, Inc.	26	385
Global Net Lease, Inc.	82	1,317
Healthcare Realty Trust, Inc.	111	3,294
Highwoods Properties, Inc.	15	649
Independence Realty Trust, Inc.	178	3,618
Industrial Logistics Properties Trust	35	882
Innovative Industrial Properties, Inc.	7	1,618
Kite Realty Group Trust	109	2,227
Lexington Realty Trust (a)	563	7,182
NexPoint Residential Trust, Inc.	6	352
Phillips Edison & Co., Inc.	43	1,317
Physicians Realty Trust	242	4,266
Piedmont Office Realty Trust, Inc., Class A	230	4,016
Plymouth Industrial REIT, Inc.	31	698
PotlatchDeltic Corp.	79	4,065
Retail Opportunity Investments Corp.	155	2,702
Retail Properties of America, Inc., Class A	182	2,338
RLJ Lodging Trust	67	992
Ryman Hospitality Properties, Inc. *	13	1,096
Sabra Health Care REIT, Inc.	364	5,358
SITE Centers Corp.	175	2,697
STAG Industrial, Inc.	244	9,573
Summit Hotel Properties, Inc. *	36	342
Sunstone Hotel Investors, Inc. *	605	7,229
Terreno Realty Corp.	130	8,188
UMH Properties, Inc.	104	2,377
Urban Edge Properties	89	1,630
Urstadt Biddle Properties, Inc., Class A	39	731
Xenia Hotels & Resorts, Inc. *	232	4,107

		145,360

Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	16	481
Performance Food Group Co. *	47	2,198
Rite Aid Corp.* (a)	117	1,657
SpartanNash Co. (a)	25	545
Sprouts Farmers Market, Inc. *	210	4,866
United Natural Foods, Inc. *	35	1,680

		11,427

Food Products — 1.1%
Darling Ingredients, Inc. *	200	14,373
Fresh Del Monte Produce, Inc.	36	1,147
Seneca Foods Corp., Class A *	17	810

		16,330

Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A (Canada)	13	772
Chesapeake Utilities Corp.	4	444
New Jersey Resources Corp.	133	4,644
Northwest Natural Holding Co.	15	708
ONE Gas, Inc.	49	3,130
Southwest Gas Holdings, Inc.	75	4,983
Spire, Inc.	25	1,542

		16,223

Health Care Equipment & Supplies — 1.3%
AngioDynamics, Inc. * (a)	88	2,278
Bioventus, Inc., Class A *	144	2,045
Integer Holdings Corp. *	71	6,333
Natus Medical, Inc. * (a)	192	4,820
Utah Medical Products, Inc. (a)	17	1,588
Varex Imaging Corp. *	56	1,574

		18,638

Health Care Providers & Services — 1.0%
National HealthCare Corp.	12	854
Option Care Health, Inc. *	125	3,035
Owens & Minor, Inc. (a)	32	1,004
Tenet Healthcare Corp. * (a)	131	8,684
Tivity Health, Inc. * (a)	19	447

		14,024

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc. * (a)	956	12,787
Computer Programs and Systems, Inc. * (a)	15	539
Evolent Health, Inc., Class A *	117	3,621

		16,947

Hotels, Restaurants & Leisure — 0.4%
Del Taco Restaurants, Inc.	196	1,711
Fiesta Restaurant Group, Inc. *	48	529
Marriott Vacations Worldwide Corp.	22	3,446

		5,686

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Household Durables — 1.6%
Hooker Furnishings Corp.	40	1,077
Lifetime Brands, Inc.	40	735
Meritage Homes Corp. *	31	2,997
Taylor Morrison Home Corp. *	163	4,202
Tri Pointe Homes, Inc. *	691	14,523

		23,534

Household Products — 0.4%
Central Garden & Pet Co., Class A *	90	3,857
Spectrum Brands Holdings, Inc. (a)	13	1,225

		5,082

Independent Power and Renewable Electricity Producers — 0.7%
Brookfield Renewable Corp.	50	1,956
Clearway Energy, Inc. (a)	128	3,604
Clearway Energy, Inc., Class C	127	3,853

		9,413

Insurance — 1.5%
American Equity Investment Life Holding Co.	104	3,069
Argo Group International Holdings Ltd.	57	2,988
CNO Financial Group, Inc.	254	5,983
Employers Holdings, Inc.	29	1,129
Heritage Insurance Holdings, Inc.	73	496
Horace Mann Educators Corp.	24	939
ProAssurance Corp.	50	1,179
RLI Corp. (a)	3	261
Selective Insurance Group, Inc.	30	2,296
Stewart Information Services Corp. (a)	43	2,733

		21,073

Interactive Media & Services — 0.8%
Cars.com, Inc. *	230	2,910
Liberty TripAdvisor Holdings, Inc., Class A *	802	2,477
QuinStreet, Inc. *	142	2,492
Yelp, Inc. *	94	3,504

		11,383

IT Services — 1.0%
BM Technologies, Inc. * (a)	11	94
CSG Systems International, Inc.	107	5,143
IBEX Holdings Ltd. *	117	1,981
LiveRamp Holdings, Inc. *	157	7,434

		14,652

Machinery — 2.2%
AGCO Corp.	47	5,795
Altra Industrial Motion Corp.	125	6,929
Barnes Group, Inc.	29	1,206
Douglas Dynamics, Inc.	21	748
EnPro Industries, Inc.	23	2,030
Kennametal, Inc.	32	1,089
Manitowoc Co., Inc. (The) *	72	1,547
Meritor, Inc. * (a)	58	1,245
Terex Corp.	99	4,176
TriMas Corp. *	17	557
Wabash National Corp.	275	4,156
Watts Water Technologies, Inc., Class A	12	1,933

		31,411

Marine — 0.1%
Costamare, Inc. (Monaco)	111	1,721

Media — 1.8%
AMC Networks, Inc., Class A *	181	8,427
Gray Television, Inc.	326	7,442
Hemisphere Media Group, Inc. * (a)	124	1,513
John Wiley & Sons, Inc., Class A (a)	95	4,950
Sinclair Broadcast Group, Inc., Class A (a)	131	4,141

		26,473

Metals & Mining — 1.8%
Alcoa Corp. *	57	2,799
Allegheny Technologies, Inc. *	109	1,816
Arconic Corp. *	163	5,145
Cleveland-Cliffs, Inc. * (a)	146	2,882
Commercial Metals Co.	108	3,299
Hecla Mining Co.	97	534
Kaiser Aluminum Corp.	29	3,203
Materion Corp.	21	1,421
SunCoke Energy, Inc.	278	1,743
United States Steel Corp.	26	567
Warrior Met Coal, Inc.	74	1,713
Worthington Industries, Inc.	15	769

		25,891

Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Apollo Commercial Real Estate Finance, Inc.	81	1,194
Ares Commercial Real Estate Corp.	106	1,603
Blackstone Mortgage Trust, Inc., Class A	123	3,729
Ellington Financial, Inc.	154	2,815
Granite Point Mortgage Trust, Inc.	46	611
Great Ajax Corp.	17	225
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	79	4,246
KKR Real Estate Finance Trust, Inc. (a)	158	3,330
Ladder Capital Corp.	264	2,921
MFA Financial, Inc.	333	1,520
PennyMac Mortgage Investment Trust (a)	217	4,275
Ready Capital Corp.	58	831
Redwood Trust, Inc.	468	6,034
TPG RE Finance Trust, Inc. (a)	169	2,093

		35,427

Multiline Retail — 0.9%
Dillard’s, Inc., Class A (a)	23	3,951
Macy’s, Inc.	395	8,922

		12,873

Multi-Utilities — 0.8%
Avista Corp.	110	4,307
Black Hills Corp.	80	5,003
NorthWestern Corp.	23	1,306
Unitil Corp.	31	1,330

		11,946

Oil, Gas & Consumable Fuels — 5.0%
Antero Resources Corp. *	403	7,573
Arch Resources, Inc. * (a)	34	3,135
Berry Corp.	338	2,436
CNX Resources Corp. * (a)	385	4,854
CVR Energy, Inc.	149	2,477
Delek US Holdings, Inc. *	127	2,290
Dorian LPG Ltd.	115	1,422
Falcon Minerals Corp.	251	1,178
Green Plains, Inc. *	125	4,078
International Seaways, Inc. (a)	40	722

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kosmos Energy Ltd. (Ghana) *	168	498
Magnolia Oil & Gas Corp., Class A	252	4,478
Ovintiv, Inc.	421	13,832
PDC Energy, Inc.	217	10,302
Range Resources Corp. * (a)	363	8,215
Renewable Energy Group, Inc. * (a)	45	2,279
REX American Resources Corp. *	21	1,669
Talos Energy, Inc. *	46	631

		72,069

Paper & Forest Products — 0.9%
Domtar Corp. *	49	2,656
Glatfelter Corp.	182	2,563
Louisiana-Pacific Corp.	20	1,203
Neenah, Inc.	25	1,147
Schweitzer-Mauduit International, Inc.	85	2,956
Verso Corp., Class A (a)	101	2,104

		12,629

Personal Products — 1.1%
BellRing Brands, Inc., Class A * (a)	451	13,860
Edgewell Personal Care Co. (a)	43	1,575
Honest Co., Inc. (The) * (a)	93	963

		16,398

Pharmaceuticals — 0.7%
Cymabay Therapeutics, Inc. *	741	2,705
Intra-Cellular Therapies, Inc. *	54	2,009
Lannett Co., Inc. * (a)	601	1,804
NGM Biopharmaceuticals, Inc. * (a)	196	4,112

		10,630

Professional Services — 3.2%
Barrett Business Services, Inc.	70	5,363
GP Strategies Corp. *	61	1,252
Heidrick & Struggles International, Inc.	69	3,071
Huron Consulting Group, Inc. *	62	3,229
Insperity, Inc.	5	587
KBR, Inc. (a)	60	2,360
Kelly Services, Inc., Class A	217	4,091
Korn Ferry	92	6,643
ManTech International Corp., Class A	154	11,654
TrueBlue, Inc. *	297	8,032

		46,282

Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings, Inc.	211	4,416
Realogy Holdings Corp. *	200	3,515

		7,931

Road & Rail — 1.0%
ArcBest Corp.	138	11,284
Avis Budget Group, Inc. *	13	1,480
Covenant Logistics Group, Inc., Class A *	21	586
Werner Enterprises, Inc. (a)	23	996

		14,346

Semiconductors & Semiconductor Equipment — 1.0%
Cohu, Inc. *	88	2,820
SMART Global Holdings, Inc. * (a)	226	10,070
SunPower Corp. * (a)	23	513
Veeco Instruments, Inc. *	21	462

		13,865

Software — 1.6%
A10 Networks, Inc. *	263	3,547
eGain Corp. *	225	2,298
Marathon Digital Holdings, Inc. * (a)	85	2,694
Ping Identity Holding Corp. *	372	9,130
SecureWorks Corp., Class A * (a)	42	830
Vonage Holdings Corp. *	250	4,022

		22,521

Specialty Retail — 1.5%
Abercrombie & Fitch Co., Class A *	27	1,012
Bed Bath & Beyond, Inc. * (a)	104	1,800
Caleres, Inc.	153	3,406
Children’s Place, Inc. (The) * (a)	14	1,031
Genesco, Inc. * (a)	22	1,264
Signet Jewelers Ltd. (a)	55	4,327
Sleep Number Corp. * (a)	25	2,300
Sonic Automotive, Inc., Class A (a)	65	3,410
Zumiez, Inc. *	68	2,716

		21,266

Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. *	138	1,391

Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd. *	168	4,744
Kontoor Brands, Inc.	71	3,561
Wolverine World Wide, Inc.	85	2,527

		10,832

Thrifts & Mortgage Finance — 3.8%
Axos Financial, Inc. *	80	4,123
Essent Group Ltd.	181	7,952
HomeStreet, Inc.	70	2,872
Kearny Financial Corp.	149	1,848
Luther Burbank Corp.	75	1,010
Merchants Bancorp	1	41
Meridian Bancorp, Inc.	154	3,189
MGIC Investment Corp.	152	2,272
Mr. Cooper Group, Inc. *	81	3,339
NMI Holdings, Inc., Class A *	111	2,510
Northfield Bancorp, Inc.	309	5,299
PennyMac Financial Services, Inc.	53	3,222
Premier Financial Corp.	42	1,328
Radian Group, Inc.	312	7,089
Washington Federal, Inc.	172	5,894
WSFS Financial Corp.	42	2,146

		54,134

Trading Companies & Distributors — 1.8%
Boise Cascade Co. (a)	39	2,089
GMS, Inc. *	125	5,484
Herc Holdings, Inc. *	33	5,329
MRC Global, Inc. * (a)	279	2,051
NOW, Inc. *	813	6,220
Veritiv Corp. *	48	4,335

		25,508

Water Utilities — 0.7%
American States Water Co.	123	10,493

Wireless Telecommunication Services — 0.4%
Gogo, Inc. * (a)	348	6,012

TOTAL COMMON STOCKS (Cost $1,078,145)		1,413,467

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS — 7.5%
INVESTMENT COMPANIES — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (c) (d) (Cost $23,118)	23,111	23,123

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	75,300	75,300
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	9,636	9,636

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $84,936)		84,936

TOTAL SHORT-TERM INVESTMENTS (Cost $108,054)		108,059

Total Investments — 105.8% (Cost $1,186,199)		1,521,526
Liabilities in Excess of Other Assets — (5.8)%		(83,061)

Net Assets — 100.0%		1,438,465

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $81,933.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Russell 2000 E-Mini Index	206	12/2021	USD	22,687	(446)

Abbreviations

USD	United States Dollar

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,521,526	$—	$—	$1,521,526

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(446)	$—	$—	$(446)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$52,749	$60,819	$90,445	$— (c)	$—	(c)	$23,123	23,111	$5	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	89,300	77,000	91,000	(8)	8		75,300	75,300	15	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	8,507	36,921	35,792	—	—		9,636	9,636	1	—

Total	$150,556	$174,740	$217,237	$(8)	$8		$108,059		$21	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.